Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability Using Binomial Pricing Model Assumptions

The derivative liabilities were valued using a Binomial pricing model with the following average assumptions:

	March 31, 2020	Upon Issuance	December 31, 2019
Stock Price	$1.26	$1.70	$1.55
Exercise Price	$1.66	$1.55	$1.88
Expected Life	3.27	5.0	3.53
Volatility	211%	212%	216%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	2.22%	2.47%	1.64%

Fair Value	$6,907,000	$3,951,000	$5,048,000

The derivative liabilities were valued using a Binomial pricing model with the following average assumptions:

	December 31, 2019	Upon Issuance	December 31, 2018
Stock Price	$1.55	$4.78	$4.80
Exercise Price	$1.88	$3.76	$2.70
Expected Life	3.53	2.75	1.78
Volatility	216%	192%	184%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.64%	1.99%	2.46%

Fair Value	$5,048,000	$6,561,000	$2,576,000

Schedule of Derivative Liability Transactions

The details of derivative liability transactions as of and for the periods ended March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
Beginning Balance	$5,048,000	$2,576,000
Fair value upon issuance of notes payable and warrants	3,951,000	388,000
Change in fair value	(2,092,000)	(944,000)
Ending Balance	$6,907,000	$2,020,000

The details of derivative liability transactions for the year ended December 31, 2019 are as follows:

	December 31, 2019	December 31, 2018
Beginning balance	$2,576,000	$1,251,000
Fair value upon issuance of notes payable and warrants	6,561,000	1,877,000
Change in fair value	(1,862,000)	1,167,000
Extinguishment	(2,227,000)	(1,719,000)
Ending balance	$5,048,000	$2,576,000